Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000094762
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transwestern Institutional Short Duration Government Bond Fund
Without Sales Load [Member] | C000094762
Average Annual Return [Line Items]
Average Annual Return, Percent	0.94%	3.40%	1.75%	1.61%
BB MBS/BB Short Treasury 50/50 Blend
Average Annual Return [Line Items]
Average Annual Return, Percent	1.36%	4.57%	2.02%	1.90%
Bloomberg Short Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.71%	3.92%	3.46%	2.35%
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.99%	5.21%	0.50%	1.38%